Schedule of valuation method of recoverable amount of goodwill (Details)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Air Business [Member]
IfrsStatementLineItems [Line Items]
Value in use	Value in use
Hotels and packages [member]
IfrsStatementLineItems [Line Items]
Value in use	Value in use
Yatra tg stays private limited and yatra hotel solutions private limited [member]
IfrsStatementLineItems [Line Items]
Value in use		Value in use
Yatra for business private limited [member]
IfrsStatementLineItems [Line Items]
Value in use		Value in use
TSI Yatra Private Limited [member]
IfrsStatementLineItems [Line Items]
Value in use		Value in use
Globe All India Services Limited [Member]
IfrsStatementLineItems [Line Items]
Value in use		Value in use